Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2023
Organization and Principal Activities
Schedule of Major Subsidiaries Consolidated Vies and Vies Subsidiaries

As of December 31, 2023, the Company’s consolidated subsidiaries, the VIEs and subsidiaries of the VIEs are as follows:

		Percentage of
	Place and	direct or indirect
	year of	economic ownership
Major Subsidiaries	incorporation	%	Principal activities
Lizhi Inc. (“Lizhi BVI”)	British Virgin Islands, Y2010	100	Investment holding
Lizhi Holding Limited (“Lizhi HK”)	Hong Kong, China Y2010	100	Investment holding
Beijing Hongyiyichuang Information Technology Co., Ltd. (“Hongyi Technology”)	Beijing, China Y2011	100	Technical support and consulting services, advertising service
Tiya Inc. (“Tiya Cayman”)	Cayman Islands, Y2019	100	Investment holding
VOCAL BEATS Inc. (“Vocal Beats”)	British Virgin Islands, Y2019	68.5	Investment holding
TIYA INC. (“Tiya BVI”)	British Virgin Islands, Y2019	100	Investment holding
Tiya Holding Limited (“Tiya HK”)	Hong Kong, China Y2019	100	Investment holding
TIYA PTE. LTD.	Singapore Y2019	100	Social Networking and others
NASHOR PTE. LTD.	Singapore Y2019	68.5	Social Networking and others
Vocalbeats CO., LTD. (Formerly known as TIYA CO., LTD.)	Japan Y2022	68.5	Social Networking and others
FUNAGE FZ-LLC	UAE Y2022	68.5	Social Networking and others
SONICO SDN. BHD.	Malaysia Y2022	68.5	Technical support and consulting services
Guangzhou Tiya Information Technology Co., Ltd. (“Guangzhou Tiya”)	Guangzhou, China Y2019	100	Technical support and consulting services
Tiya Inc. (“Tiya USA”)	USA Y2020	100	Social Networking and others
Guangzhou QingYin Information Technology Co., Ltd. (“Guangzhou QingYin”)	Guangzhou, China Y2022	100	Technical support and consulting services
Guangzhou Yuyin Information Technology Co., Ltd.	Guangzhou, China Y2022	68.5	Technical support and consulting services
Guangzhou Yuechuang Information Technology Co., Ltd.	Guangzhou, China Y2022	100	Technical support and consulting services

	Place and	Percentage of
	year of	direct or indirect
	incorporation/	economic ownership
Major VIEs	acquisition	%	Principal activities
Guangzhou Lizhi Network Technology Co., Ltd. (“Guangzhou Lizhi”)	Guangzhou, China Y2007	100	Audio entertainment and podcast business
Guangzhou Huanliao Network Technology Co., Ltd. (“Guangzhou Huanliao”)	Guangzhou, China Y2016	100	Audio entertainment business and others

		Percentage of
	Place and	direct or indirect
	year of	economic ownership
Major subsidiaries of VIEs	incorporation	%	Principal activities
Wuhan Lizhi Network Technology Co., Ltd.	Wuhan, China Y2017	100	Audio entertainment business and others
Wuhan Yuyinliaorao Network Technology Co., Ltd.	Wuhan, China Y2019	100	Audio entertainment business and others
Beijing Guoyin Network Technology Co., Ltd.	Beijing, China Y2020	100	Technical support and consulting services
Hainan Kuangyin Network Technology Co., Ltd.	Hainan, China Y2021	100	Technical support and consulting services

Schedule of Variable Interest Entities

The following combined financial information of the VIEs as of December 31, 2022 and 2023 and for the years ended December 31, 2021, 2022 and 2023 was included in the accompanying consolidated financial statements of the Group as follows:

	As of December 31,	As of December 31,
	2022	2023
	RMB	RMB
ASSETS
Current assets:
Cash and cash equivalents	302,103	168,694
Restricted cash	—	—
Accounts receivable, net	902	922
Prepayments and other current assets	21,365	19,261
Amount due from the subsidiaries of the Group	781	36,484
Total current assets	325,151	225,361
Non-current assets:
Property, equipment and leasehold improvement, net	18,390	10,726
Intangible assets, net	1,104	1,314
Right-of-use assets, net	7,087	885
Total non-current assets	26,581	12,925
TOTAL ASSETS	351,732	238,286
Current liabilities:
Accounts payable	50,735	40,066
Deferred revenue	27,718	25,389
Salary and welfare payable	120,563	113,320
Taxes payable	4,112	2,784
Short-term loans	66,800	—
Lease liabilities due within one year	7,021	632
Accrued expenses and other current liabilities	42,770	32,352
Amount due to the subsidiaries of the Group	379,306	394,482
Total current liabilities	699,025	609,025
Non-current liabilities:
Lease liabilities	160	255
Total non-current liabilities	160	255
TOTAL LIABILITIES	699,185	609,280

	For the year ended
	December 31,	December 31,	December 31,
	2021	2022	2023
	RMB	RMB	RMB
Net revenues	1,975,758	2,155,620	2,069,491
Net (loss)/income	(81,551)	106,188	(23,554)

	For the year ended
	December 31,	December 31,	December 31,
	2021	2022	2023
	RMB	RMB	RMB
Net cash (used in)/generated from operating activities	(17,723)	147,067	(25,170)
Net cash generated from/(used in) investing activities	52,323	(5,576)	(2,181)
Net cash generated from/(used in) financing activities	7,298	(33,960)	(106,058)
Net increase/(decrease) in cash, cash equivalents and restricted cash	41,898	107,531	(133,409)